Subsequent Events (Details) - Subsequent Event [Member]		1 Months Ended
	Feb. 01, 2023	Feb. 19, 2023 $ / shares shares	Feb. 19, 2023 ₪ / shares shares
Subsequent Events (Details) [Line Items]
Options to purchase		1,080,992	1,080,992
Aggregate of ordinary shares		1,066,528	1,066,528
Shares of options		172,321	172,321
Exercise price per share | (per share)		$ 1.37	₪ 4.68
Exercisable date of grant	10 years
Subsequent event description		Company granted to a consultant of the company 41,412 options to purchase an aggregate of 41,412 ordinary shares, at an exercise price of NIS 4.68 (approximately $1.37) per share. The options will vest as follows: 6 equal quarterly installments from February 19, 2023. The options are exercisable for 10 years from the date of grant.	Company granted to a consultant of the company 41,412 options to purchase an aggregate of 41,412 ordinary shares, at an exercise price of NIS 4.68 (approximately $1.37) per share. The options will vest as follows: 6 equal quarterly installments from February 19, 2023. The options are exercisable for 10 years from the date of grant.
Six Officers [Member]
Subsequent Events (Details) [Line Items]
Shares of options		656,300	656,300
Board of Directors Chairman [Member]
Subsequent Events (Details) [Line Items]
Shares of options		252,371	252,371